Note 19 - Subsequent Events	12 Months Ended
Nov. 30, 2021
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]

19.	Subsequent Events

On February 28, 2022, the Company announced that it has created a new subsidiary, U.S. GoldMining Inc., which will be focused on advancing the Company's Whistler Project, located in Alaska, USA. The Company's board of directors approved a strategy to have U.S. GoldMining operated as a separate public company through an initial public offering or similar transaction.